Pioneer Disciplined Value VCT Portfolio
PIONEER DISCIPLINED VALUE VCT PORTFOLIO
INVESTMENT OBJECTIVES
Long-term capital growth.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. YOUR COSTS WOULD BE HIGHER IF FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION WERE INCLUDED. Please consult your insurance company's separate account prospectus or disclosure document for more information.
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses		Pioneer Disciplined Value VCT Portfolio CLASS II
Management Fees		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.07%
Total Annual Portfolio Operating Expenses		1.02%
Fee Waiver and Expense Limitation	[1]	(0.02%)
Total Annual Portfolio Operating Expenses	[1][2]	1.00%
[1]	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all portfolio expenses other than extraordinary expenses, such as litigation, taxes, brokerage commissions and acquired fund fees and expenses) to the extent required to reduce expenses to 1.00% of the average daily net assets attributable to Class II shares. This expense limitation is in effect through May 1, 2015. There can be no assurance that the adviser will extend the expense limitation beyond such time. Net expenses for a Class may exceed the applicable expense limitation to the extent that the portfolio incurs excluded expenses. While in effect, the arrangement may be terminated only by agreement of the adviser and the Board of Trustees.
[2]	After Fee Waiver and Expense Limitation

EXAMPLE
This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods shown and then redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the portfolio's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.
NUMBER OF YEARS YOU OWN YOUR SHARES (WITH REDEMPTION)
Expense Example (USD $)	1	3	5	10
Pioneer Disciplined Value VCT Portfolio Class II	102	323	561	1,246

NUMBER OF YEARS YOU OWN YOUR SHARES (WITHOUT REDEMPTION)
Expense Example, No Redemption (USD $)	1	3	5	10
Pioneer Disciplined Value VCT Portfolio Class II	102	323	561	1,246

PORTFOLIO TURNOVER
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio turnover rate was 97% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The portfolio invests primarily in equity securities of U.S. issuers.

For purposes of the portfolio's investment policies, equity securities include common stocks and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The portfolio may invest in issuers of any market capitalization. The portfolio may invest in securities in any industry or market sector. The portfolio may invest in fewer than 40 securities. The portfolio may invest in initial public offerings of equity securities. In addition, the portfolio may invest up to 10% of its total assets in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets in the securities of emerging market issuers. The portfolio may invest in debt securities. Generally, the portfolio may acquire investment grade debt securities, but the portfolio may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities. The portfolio also may hold cash or other short-term investments.

The portfolio may, but is not required to, use derivatives, such as stock index futures and options. The portfolio may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the portfolio's return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The portfolio may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.

The portfolio's investment adviser uses a valuation-conscious approach to select the portfolio's investments based upon the recommendations of the adviser's research teams. The research teams use a two-step process in selecting securities that combines fundamental and quantitative research. First, the teams assess whether a company's fundamentals - financial condition, management, and position in its industry - indicate strong prospects for growth and attractive valuations. Second, the teams employ a quantitative, value-oriented approach to construct the fund's portfolio, emphasizing those securities believed to be selling at reasonable prices versus the underlying values. A security may be sold if its ranking by the research team is reduced or the security price reaches a reasonable valuation.
PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
You could lose money on your investment in the portfolio. As with any mutual fund, there is no guarantee that the portfolio will achieve its objectives.

MARKET RISK. The values of securities held by the portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing and systemic market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities worldwide. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as increase market volatility and reduce the value and liquidity of certain securities. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio's investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The portfolio may experience a substantial or complete loss on any individual security or derivative position.

VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

ISSUER FOCUS RISK. The portfolio may invest in fewer than 40 securities and, as a result, the portfolio's performance may be more volatile than the performance of funds holding more securities.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the portfolio invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the portfolio`s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offerings (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. Information about the companies may be available for very limited periods. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the portfolio will have access to IPOs. The purchase of IPO shares may involve high transaction costs.

RISKS OF INVESTMENTS IN REITS. Investments in real estate securities are affected by economic conditions, interest rates, governmental actions and other factors. In addition, investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Mortgage REITs are particularly subject to interest rate and credit risks. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies, including exchange-traded funds (ETFs), subjects the portfolio to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the portfolio will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses.

PREFERRED STOCKS RISK. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.

RISKS OF WARRANTS AND RIGHTS. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the portfolio loses any amount it paid for the warrant. The failure to exercise subscription rights to purchase common shares would result in the dilution of the portfolio's interest in the issuing company.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates, if the issuer or other obligor of a security held by the portfolio fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MARKET SEGMENT RISK. To the extent the portfolio emphasizes, from time to time, investments in a market segment, the portfolio will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a portfolio without the same focus.

DERIVATIVES RISK. Using stock index futures and options and other derivatives can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives may increase the volatility of the portfolio's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the portfolio. Some derivatives have the potential for unlimited loss, regardless of the size of the portfolio's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The portfolio also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. New regulations are changing the derivatives markets. The regulations may make using derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance. For derivatives that are required to be traded through a clearinghouse or exchange, the portfolio also will be exposed to the credit risk of the clearinghouse and the broker that submits trades for the portfolio. It is possible that certain derivatives that are required to be cleared, such as certain swap contracts, will not be accepted for clearing. In addition, regulated trading facilities for swap contracts are relatively new; they may not function as intended, which could impair the ability to enter into swap contracts. The extent and impact of the new regulations are not yet fully known and may not be for some time.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the portfolio's underlying assets or creates investment risk with respect to a larger pool of assets than the portfolio would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

PORTFOLIO TURNOVER RISK. If the portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance. A higher level of portfolio turnover may also cause taxable shareholders to incur a higher level of taxable income or capital gains.

EXPENSE RISK. Your actual costs of investing in the portfolio may be higher than the expenses shown in "Annual portfolio operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the portfolio from achieving its goals.

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE PORTFOLIO'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class II shares from calendar year to calendar year. The table shows the average annual total returns for Class II shares of the portfolio over time and compares these returns to the returns of the Russell 1000 Value Index, a broad-based measure of market performance that has characteristics relevant to the portfolio's investment strategies.

Cullen Capital Management LLC served as the portfolio subadviser through July 31, 2012. The portfolio's investment objective and principal investment strategies changed effective May 1, 2013. Certain performance information shown below reflects the performance of the portfolio prior to these changes.

The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

The portfolio's past performance does not necessarily indicate how it will perform in the future.
ANNUAL RETURN CLASS II SHARES (%) (Year ended December 31)

For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 15.02% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -18.13% (10/01/2008 TO 12/31/2008).
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2013)
Average Annual Total Returns Pioneer Disciplined Value VCT Portfolio	1 YEAR	5 YEARS	SINCE INCEPTION	INCEPTION DATE
Class II	28.59%	11.62%	5.50%	Mar. 18, 2005
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	6.67%	Mar. 18, 2005